Share-based payment arrangements - Measurement of fair value narrative (Details)							3 Months Ended			12 Months Ended
	Apr. 01, 2023 shares	Apr. 01, 2022 shares	Apr. 01, 2021 shares	Apr. 01, 2020 shares	Apr. 01, 2019 shares	Jan. 08, 2019 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares $ / shares	Dec. 31, 2019 tranche $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period													5 years
Share price at grant date (in eur per share) | € / shares												€ 0	€ 7.732		€ 7.732
Number of options granted (in shares)												0	0
Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share) | € / shares										€ 15.69
Phantom stock units | Tranche 1 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.30%
Phantom stock units | Tranche 2 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.30%
Phantom stock units | Tranche 3 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.30%
Long term incentive plan 2018 | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks outstanding (in shares)										0
Share price at grant date (in eur per share) | € / shares																€ 7.237
Long term incentive plan 2018 | Phantom stock units | Tranche 1 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.33%
Vesting period										2 years
Long term incentive plan 2018 | Phantom stock units | Tranche 2 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.33%
Vesting period										3 years
Long term incentive plan 2018 | Phantom stock units | Tranche 3 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage										33.33%
Vesting period										4 years
Transaction based incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														5 years
Transaction based incentive plan | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)						1,200,000
Transaction based incentive plan | Phantom stock units | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									12.00%				12.00%
Target share price (in USD per share) | $ / shares													€ 12
Transaction based incentive plan | Phantom stock units | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								19.00%					16.00%
Target share price (in USD per share) | $ / shares													€ 14
Transaction based incentive plan | Phantom stock units | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							25.00%						25.00%
Target share price (in USD per share) | $ / shares													€ 16
Transaction based incentive plan | Phantom stock units | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							44.00%						44.00%
Target share price (in USD per share) | $ / shares													€ 18
Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										75.00%
Percentage of awards subject to absolute total shareholder return										25.00%
Long term incentive plan 2019 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										25.00%
Percentage of awards subject to absolute total shareholder return										8.33%
Long term incentive plan 2019 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										25.00%
Percentage of awards subject to absolute total shareholder return										8.33%
Long term incentive plan 2019 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										25.00%
Percentage of awards subject to absolute total shareholder return										8.33%
Long term incentive plan 2019 | Phantom stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche														4
Equity instruments granted (in shares)						1,200,000				0
Long term incentive plan 2019 | Phantom stock units | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									12.00%					12.00%
Target share price (in USD per share) | $ / shares														$ 12
Long term incentive plan 2019 | Phantom stock units | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage														19.00%
Target share price (in USD per share) | $ / shares														$ 14
Long term incentive plan 2019 | Phantom stock units | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage														25.00%
Target share price (in USD per share) | $ / shares														$ 16
Long term incentive plan 2019 | Phantom stock units | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage														44.00%
Target share price (in USD per share) | $ / shares														$ 18
Long term incentive plan 2019 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years					3 years
Number of options granted (in shares)					152,346
Long term incentive plan 2019 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)					152,346
Transaction based incentive plan 2019 | Phantom stock units | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								19.00%
Transaction based incentive plan 2019 | Phantom stock units | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							25.00%
Transaction based incentive plan 2019 | Phantom stock units | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							44.00%
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										75.00%
Percentage of awards subject to absolute total shareholder return										25.00%
Long term incentive plan 2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years							3 years
Vested awards (in shares)											131,529
Long term incentive plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)			193,387
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return										75.00%
Percentage of awards subject to absolute total shareholder return										25.00%
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years						3 years
Vested awards (in shares)											88,127
Long term incentive plan 2020 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				144,392
Long term incentive plan 2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vested awards (in shares)											110,730
Long term incentive plan 2022 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		163,022
Long term incentive plan 2023 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vested awards (in shares)											120,079
Long term incentive plan 2023 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	120,079										120,079